Consolidated Statements of Operations (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive income (loss)
Tax benefit (expense) on unrealized gain (loss) on marketable securities and cash flow hedges	$ 0	$ (23)	$ 22
Tax (expense) benefit on unamortized benefit plan costs	$ (183)	$ (374)	$ 1,888